Commitments and contingencies (Tables)	12 Months Ended
Dec. 31, 2017
Commitments and contingencies
Best estimate of future payments for guarantee obligations
	December 31,
	2017	2016
	Maximum potential
($ in millions)	payments
Performance guarantees	1,775	193
Financial guarantees	17	69
Indemnification guarantees	72	71
Total	1,864	333

Provisions for warranties

($ in millions)	2017	2016	2015
Balance at January 1,	1,142	1,089	1,148
Net change in warranties due to acquisitions and divestments	30	—	—
Claims paid in cash or in kind	(335)	(329)	(357)
Net increase in provision for changes in estimates, warranties issued
and warranties expired	297	424	377
Exchange rate differences	97	(42)	(79)
Balance at December 31,	1,231	1,142	1,089